Investments in joint ventures and joint operations - Joint operations additional information (Details)	12 Months Ended
	Dec. 31, 2021 GBP (£) compound	Dec. 31, 2020 GBP (£)	Jul. 01, 2021	May 05, 2020
Evotec AG
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%
Number of novel compounds under joint operations | compound	3
SRI International (SRI)
Disclosure of joint operations [line items]
Proportion of ownership interest of novel compounds in joint operation under agreement				50.00%
Termination expense from joint operations	£ 0
Impairment of assets	0
EQRx Inc. (EQRx)
Disclosure of joint operations [line items]
Payments from joint operations	£ 16,253,000	£ 0
GTA
Disclosure of joint operations [line items]
Proportion of ownership interest of novel compounds in joint operation under agreement			50.00%